SIGNIFICANT ACCOUNTING POLICIES (Schedule of Share-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, Minimum	116.00%	113.00%	116.00%
Expected volatility, Maximum	126.00%	125.00%	131.00%
Risk-free interest, Minimum	1.74%	1.62%	1.13%
Risk-free interest, Maximum	1.96%	2.27%	1.75%
Expected life	1 year	2 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 6 months	4 years 6 months	4 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months	6 years 3 months	6 years 3 months